Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Warrants [Abstract]
WARRANTS

12.	WARRANTS

For the six months ended June 30, 2019

On March 20, 2019, the Company issued a warrant to purchase 50,000 shares of the Company's common stock outside its 2015 Equity Plan to a contractor for services. This warrant has an exercise price of $1.06 per share and an expiration date of March 20, 2023, and vests after one year.

The following table summarizes the assumptions used to estimate the fair value of the warrants granted during the six months ended June 30, 2019 on the date of grant.

June 30, 2019

Expected dividend yield	0%
Expected volatility	90%
Risk-free interest rate	2.40%
Expected life of warrants	4.0 years

Under the Black-Scholes option pricing model, the fair value of the warrant to purchase 50,000 shares of the Company's common stock granted during the six months ended June 30, 2019 is estimated at $33,913 on the date of grant. During the six months ended June 30, 2019, $9,500 in compensation expense was recognized on this warrant with a total of $24,413 to be recognized over the vesting period as of June 30, 2019.

The following table represents warrant activity as of and for the six months ended June 30, 2019:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2018	2,280,000	$0.72	3.44
Exercisable – December 31, 2018	2,280,000	$0.72	3.44	$0.00
Granted	50,000	$1.06
Forfeited or Expired	(60,000)	$2.91
Outstanding – June 30, 2019	2,270,000	$0.67	3.04	$0
Exercisable – June 30, 2019	2,220,000	$0.66	3.03	$838,450

The following table represents warrant activity as of and for six months ended June 30, 2018:

	Number of Warrants	Weighted Average Exercise Price per Share	Weighted Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2017	2,232,500	$1.36	4.34
Exercisable – December 31, 2017	2,232,500	$1.36	4.34	$0
Granted	0	$0
Forfeited or Expired	(37,500)	$10.00
Outstanding – June 30, 2018	2,195,000	$1.21	3.91	$0
Exercisable – June 30, 2018	2,195,000	$1.21	3.91	$0

12.	WARRANTS

For the year ended December 31, 2018

As described above in Footnote #1 – Related Party Transactions, on September 26, 2018, the Company issued 100,000 warrants outside its 2015 Equity Plan to Global Security Innovative Strategies, LLC (“GSIS”) with an exercise price of $1.00 per share and an expiration date of September 26, 2022 and which were immediately vested.

The following table summarizes the assumptions used to estimate the fair value of the 100,000 stock warrants granted during the year ended December 31, 2018 on the date of grant.

2018

Expected dividend yield	0%
Expected volatility	91%
Risk-free interest rate	2.93%
Expected life of options	4.00 years

Under the Black-Scholes option pricing model, the fair value of the 100,000 warrants granted during the year ended December 31, 2018 is estimated at $37,467 on the date of grant. During the year ended December 31, 2018, $37,467 compensation expense was recognized on these 100,000 warrants.

For the year ended December 31, 2017

On August 3, 2017, upon approval of the Company’s board of directors, the Company issued outside its 2015 Equity Plan, 30,000 warrants to purchase the Company’s common stock to consultants for services provided. These warrants are immediately vested, are exercisable at an exercise price of $1.00 per share and expire on August 3, 2021. On December 21, 2018, the Board modified the exercise price of the 30,000 warrants to $0.50 per share. During the twelve months ended December 31, 2018 and 2017, $2,462 and $19,269 compensation expense, respectively, was recognized on these August 3, 2017 options.

On August 3, 2017, the Company issued a warrant to purchase 2,000,000 shares of the Company’s common stock to Dr. Philip Frost for services to be provided under the terms of his service to the Strategic Advisory Board through April 2018. These warrants immediately vested, are exercisable at an exercise price of $1.00 per shares and expire on August 3, 2022. On December 21, 2018, the Board modified the exercise price of the 2,000,000 warrant to $0.50 per share. During the twelve months ended December 31, 2018 and 2017, $143,375 and $1,391,793 compensation expense, respectively, was recognized on these August 3, 2017 warrants.

On November 9, 2017, upon approval of the Company’s board of directors, the Company issued outside its 2015 Equity Plan, 20,000 warrants to purchase the Company’s common stock to consultants for services provided. These warrants are immediately vested, are exercisable at an exercise price of $1.35 per share and expire on November 9, 2021. On December 21, 2018, the Board modified the exercise price of the 20,000 warrants to $0.50 per share. During the twelve months ended December 31, 2018 and 2017, $2,236 and $18,456 compensation expense, accordingly, was recognized on these November 9, 2017 warrants.

The following table summarizes the assumptions used to estimate the fair value of the 2,050,000 warrants granted during 2017, as of the remeasurement date of December 21, 2018:

2017

Expected dividend yield	0%
Expected volatility	80%
Risk-free interest rate	2.62%
Expected life of warrants	4-5 years

The following table represents warrant activity as of and for the period ended December 31, 2018 and 2017:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2016	183,737	$7.35	2.70
Exercisable – December 31, 2016	171,237	$7.15	2.79	$0.00
Granted	2,050,000	$1.00
Forfeited or Expired	(1,237)	$303,37
Outstanding – December 31, 2017	2,232,500	$1.36	4.34
Exercisable – December 31, 2017	2,232,500	$1.36	4.34	$0.00
Granted	100,000	$1.00
Forfeited or Expired	(52,500)	$8.57
Outstanding – December 31, 2018	2,280,000	$0.72	3.44
Exercisable – December 31, 2018	2,280,000	$0.72	3.44	$0.00